FAIR VALUE OF FINANCIAL INSTRUMENTS - Internal Pricing Models (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Amortized Cost Basis	$ 901,855	[1]	$ 1,608,787
Gains - Gross Unrealized	82,699		98,762
Measured on a Recurring Basis | Internal Pricing Models
Amortized Cost Basis	738
Fair Value	3,772
Impairment recorded in current year	76
Gains - Gross Unrealized	3,034
Measured on a Recurring Basis | Internal Pricing Models | CMBS Conduit
Amortized Cost Basis	738
Fair Value	1,770
Impairment recorded in current year	76
Gains - Gross Unrealized	1,032
Weighted Average - Discount Rate	8.00%
Weighted Average - Prepayment Speed	N/A	[2]
Cumulative Default Rate	99.50%
Loss Severity	27.60%
Measured on a Recurring Basis | Internal Pricing Models | CDOs
Amortized Cost Basis
Fair Value	2,002
Impairment recorded in current year
Gains - Gross Unrealized	$ 2,002
Weighted Average - Discount Rate	35.00%
Weighted Average - Prepayment Speed	3.50%	[2]
Cumulative Default Rate	17.50%
Loss Severity	73.50%

[1]	Net of discounts (or gross premiums) and after OTTI, including impairment taken during the period ended December 31, 2013.
[2]	Projected annualized average prepayment rate.